Fair Value - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other gain or loss, net	¥ (16,000)	$ (2,511)	¥ 1,500	¥ (15,711)
Fair value of the Note	4,007,967		3,991,465
Fair value of the short-term and long-term deposits	10,336,316		13,235,006
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other gain or loss, net	¥ (18,000)		¥ (10,500)